Investment in Shares and Warrants (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands					6 Months Ended		12 Months Ended
	Oct. 24, 2025 USD ($) shares	Oct. 24, 2025 CAD ($) $ / shares shares	Oct. 10, 2025 USD ($) shares	Oct. 10, 2025 CAD ($) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Jul. 02, 2026 USD ($) shares	Mar. 04, 2026 USD ($) $ / shares shares
Investment in Shares and Warrants [Line Items]
Gross proceeds					$ 3,128	$ 15,097
Investment in warrants					1,026		$ 191
Investment in shares					$ 3,607		$ 783
Quantum X Labs Inc. [Member]
Investment in Shares and Warrants [Line Items]
Purchase units (in Shares) | shares									285,714
Purchase shares (in Shares) | shares					159,913		41,497
Investment in warrants								$ 57
Investment									$ 500
Warrant exercise price (in Dollars per share) | $ / shares									$ 2.625
Warrants exercisable (in Shares) | shares								228,571
Finance income for revaluation of the investment					$ 1,186
Warrants shares (in Shares) | shares									228,571
Taurus Gold Corp [Member]
Investment in Shares and Warrants [Line Items]
Gross proceeds			$ 47	$ 66,639
Purchase units (in Shares) | shares		13,020,000
Warrant term		36 months
Investment in warrants					191
Investment in shares					274
Warrant exercise price (in Dollars per share) | $ / shares		$ 0.064
Finance income for revaluation of the investment					112
Warrants shares (in Shares) | shares		13,020,000
Warrants issuance costs (in Dollars)	$ 465	$ 651,000
Impairment loss on investment in warrants
Taurus Gold Corp [Member] | Ordinary Shares [Member]
Investment in Shares and Warrants [Line Items]
Purchase shares (in Shares) | shares	13,020,000	13,020,000	111,065	111,065